Fair Value Measurements (Details) - Recurring [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Quoted Prices in Active Markets (Level 1) [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents held in Trust Account	$ 93,340,005	$ 225,433,349
Significant Other Observable Inputs (Level 2) [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents held in Trust Account	0	0
Significant Other Unobservable Inputs (Level 3) [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents held in Trust Account	$ 0	$ 0